Stock options	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
10. Stock options

The following is a summary of stock options which are outstanding as at December 31, 2014:

			average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$0.45	74,600	74,600	0.8
$0.75	355,000	236,664	2.5
$0.76	303,335	131,110	3.1
$0.86	707,500	454,163	2.6
$1.16	411,000	411,000	1.6
$1.20	300,000	300,000	2.6
$1.35	55,000	55,000	5.0
$1.39	55,000	55,000	4.5
$1.55	40,000	-	4.2
$1.61	25,000	-	4.1
$1.67	150,000	-	4.9
$1.83	65,000	65,000	4.0
$1.02	2,541,435	1,782,537	2.7

A continuity of the number of stock options which are outstanding at December 31, 2014 and 2013 is as follows:

	For the year ended		For the year ended
	December 31, 2014		December 31, 2013
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the year	2,888,100	$0.88	2,890,600	$0.86
Granted	325,000	$1.55	542,500	$0.91
Exercised	(482,665)	$0.60	(16,667)	$0.79
Forfeited	(35,000)	$1.42	(423,333)	$0.79
Expired	(154,000)	$0.71	(105,000)	$0.75
Options outstanding, end of the year	2,541,435	$1.02	2,888,100	$0.88
Options exercisable, end of the year	1,782,537	$1.01	1,733,930	$0.90

Subsequent to December 31, 2014, the Company issued a total of 601,066 additional stock options with an average exercise price of $1.37 per share and a 5 year term to expiry in 2020.

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2014	2013	2012
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	4.0
Expected volatility in the price of common shares	113%	74%	79%
Risk free interest rate	1.5%	1.0%	1.0%
Weighted average fair market value per share at grant date	$1.24	$0.55	$0.52
Intrinsic (or "in-the-money") value per share of options exercised	$0.85	$0.76	$0.13

SBCE consists of the following amounts:

	2014	2013	2012
SBCE recognized related to:
Stock options	$432,000	$492,000	$265,000
Preferred Share Rights (see note 8)	226,000	-	-
Total SBCE	658,000	492,000	265,000

The unamortized portion of SBCE related to the non-vested portion of stock options and the Preferred Share Rights, all of which will be recognized in future expense over the related remaining (2015 to 2017) vesting periods, is as follows:

As at December 31	2014	2013
Unamortized SBCE related to:
Stock options	$367,000	$475,000
Preferred Share Rights (see note 8)	234,000	-
	601,000	475,000